7. Liabilities Using Significant Unobservable Inputs (Details) (USD $)	9 Months Ended
	Jun. 30, 2011	Jun. 30, 2012 Participation Liability	Jun. 30, 2012 Conversion Feature Liabilities	Jun. 30, 2012 Warrant Liabilities
Balance at September 30,2011	$ 2,293,227	$ 1,172,315	$ 720,593	$ 400,319
Purchases, issuances and settlements	(12,201)	(319,436)	307,235
(Gains) losses included in earnings	(834,710)	75,560	(687,703)	(222,567)
Balance at June 30, 2012	$ 1,446,316	$ 928,439	$ 340,125	$ 177,752